Provisions - Movements in Contingent Loans Provisions For Contingent Loan Risk According to IFRS9 (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	$ 978,754
Ending balance	937,994	$ 978,754
Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	256,091	321,444
- Increases due to change in credit risk	(10,625)	(44,610)
- Decreases due to change in credit risk	(13,782)	(1,285)
Charge-offs	(20,031)	(538)
New financial assets originated or purchased		67,474
Financial assets that have been derecognized	(53,779)	(151,856)
Foreign exchange and other movements	44,880	23,758
Ending balance	146,350	256,091
Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	30,589
- Transfers to stage 2	0	0
- Transfers to stage 3	0	0
- Increases due to change in credit risk	12,794	10,255
- Decreases due to change in credit risk	(5,284)	(14,178)
Charge-offs	(214)	(64)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	12,732	10,243
Financial assets that have been derecognized	(7,413)	(15,563)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(1,503)	121
Ending balance	41,701	30,589
Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		39,775
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	1,473	46
- Transfers to stage 2	42	434
- Increases due to change in credit risk		(551)
New financial assets originated or purchased		923
Financial assets that have been derecognized	(871)	(54)
Foreign exchange and other movements	(70)	(441)
Ending balance		1,473
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	17,536
- Transfers to stage 1	1,007	2,689
- Transfers to stage 2	(642)	(697)
- Transfers to stage 3	(64)	(46)
- Increases due to change in credit risk	6,589	2,615
- Decreases due to change in credit risk	(2,935)	(8,517)
Charge-offs	(21)	(15)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	8,166	7,743
Financial assets that have been derecognized	(5,064)	(4,915)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(1,336)	92
Ending balance	23,236	17,536
Stage1 [member] | 12-month expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		18,587
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	41,439	66,280
- Transfers to stage 2	(42)	(896)
- Transfers to stage 3	2,186	38,161
- Increases due to change in credit risk	(5,371)	(13,174)
- Decreases due to change in credit risk	(3,515)	(1,033)
New financial assets originated or purchased		9,685
Financial assets that have been derecognized	(3,227)	(16,584)
Foreign exchange and other movements	15,730	(7,182)
Ending balance	24,423	41,439
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	5,372
- Transfers to stage 1	(951)	(2,663)
- Transfers to stage 2	820	727
- Transfers to stage 3	(167)	(1,336)
- Increases due to change in credit risk	4,712	2,611
- Decreases due to change in credit risk	(1,350)	(5,453)
Charge-offs	(185)	(43)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	3,377	1,592
Financial assets that have been derecognized	(1,505)	(2,266)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	(167)	24
Ending balance	9,956	5,372
Stage 2 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		12,179
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	213,179	255,118
- Transfers to stage 2		462
- Transfers to stage 3	(2,186)	(38,161)
- Increases due to change in credit risk	(5,254)	(30,885)
- Decreases due to change in credit risk	(10,267)	(252)
Charge-offs	(20,031)	(538)
New financial assets originated or purchased		56,866
Financial assets that have been derecognized	(49,681)	(135,218)
Foreign exchange and other movements	29,220	31,381
Ending balance	121,927	213,179
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance	7,681
- Transfers to stage 1	(56)	(26)
- Transfers to stage 2	(178)	(30)
- Transfers to stage 3	231	1,382
- Increases due to change in credit risk	1,493	5,029
- Decreases due to change in credit risk	(999)	(208)
Charge-offs	(8)	(6)
- Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	1,189	908
Financial assets that have been derecognized	(844)	(8,382)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	5
Ending balance	$ 8,509	7,681
Stage 3 [member] | Lifetime expected credit losses [member] | Individually Evaluated [Member] | Contingent loans [member] | After restatement [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Opening balance		$ 9,009